Morgan Stanley Health Sciences Trust
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2003

Dear Shareholder:
During the six-month period ended January 31, 2003, the U.S. economy showed preliminary signs of emerging from recession. However, the quality of the data was uneven, and, overall, the market environment remained extremely difficult. There were many crosscurrents in the market, with real and perceived negatives outweighing the positives, including corporate-governance issues, accounting irregularities and further evidence of fraud-dominated headlines. These factors, along with continued concern over terrorist attacks, the potential for war with Iraq, additional weakening of the economy and the lack of positive news from most companies, led to the broad-based weakness. On a more positive note, there were some encouraging signs at the macroeconomic level of a potential turn in economic growth and a possible near-term market bottom toward the end of the period. The net result, however, was a weak market with weak stock fundamentals coupled with a pessimistic investor base, which led to a volatile and negative market environment.

Throughout this period, the health-care sector went through many changes. The biotechnology sector stabilized after seeing a significant sell-off in the first half of 2002. The pharmaceutical sector continued to readjust to a changed perception on the part of investors as to how reliable each company's reported earnings are. The device sector performed well as investors became increasingly excited over the strong growth of the implantable defibrillator market and the potential for coated stents to reinvigorate the interventional cardiology market. Meanwhile, the health-services sector was greatly influenced by a number of high-profile issues that affected some companies, such as an unexpected slowdown in laboratory testing companies and the growing concern about questionable billing.

Performance and Portfolio Strategy
For the six-month period ended January 31, 2003, Morgan Stanley Health Sciences Trust's Class A, B, C and D shares posted total returns of - 4.31 percent, -
4.65 percent, - 4.79 percent and - 4.19 percent, respectively. During the same period, the Standard & Poor's 500 Index (S&P 500) returned -5.26 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The Fund's performance was helped by an overweighted position in biotechnology, which outperformed during the period. Specifically, the Fund benefited from positions in Amylin Pharmaceuticals, Amgen and Gilead Sciences.

--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Health Sciences Trust
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2003 continued

The Fund's performance was hurt by an overweighted position in the services sector, which underperformed the overall market during the period under review. Specifically, two subsectors within services were particularly weak: laboratory testing companies and integrated hospital companies. During the period, the Fund was slightly underweight in pharmaceuticals as well as devices, a sector that outperformed the market during the period.

Looking Ahead
We believe that the biotechnology and pharmaceutical sectors may outperform other areas of the health-care sector. The fundamental performance of these two sectors depends more on the individual companies' abilities to develop new therapeutics and expand the market for current therapeutics that treat disease than on the overall strength of the economy. We are particularly enthusiastic about the long-term potential of biotechnology research, which we believe may lead to significant growth potential for the industry.

Elsewhere in the health-care sector, we are concerned about the longer-term pricing environment for the services sector, and while the device sector has improving fundamentals, we believe that it is nearly fully valued.

We appreciate your ongoing support of Morgan Stanley Health Sciences Trust and look forward to continuing to serve your investment needs.


Very truly yours,



 /s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Health Sciences Trust
FUND PERFORMANCE o JANUARY 31, 2003

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------


                     Class A Shares*
---------------------------------------------------------
1 Year                        (19.55)%(1)   (23.78)%(2)
5 Years                         8.76%(1)      7.59%(2)
Since Inception (7/28/97)       8.75%(1)      7.69%(2)


                     Class C Shares+
----------------------------------------------------------
1 Year                        (20.16)%(1)   (20.96)%(2)
5 Years                         7.95%(1)      7.95%(2)
Since Inception (7/28/97)       7.94%(1)      7.94%(2)



            Class B Shares**
-----------------------------------------
1 Year       (20.11)%(1)   (24.09)%(2)
5 Years       7.95%(1)       7.68%(2)
10 Years      10.00%(1)     10.00%(2)


             Class D Shares++
---------------------------------------------
1 Year                        (19.34)%(1)
5 Years                        8.98%(1)
Since Inception (7/28/97)      8.97%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley Health Sciences Trust
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED)




      NUMBER OF
       SHARES                                                    VALUE
-----------------------------------------------------------------------------
                       Common Stocks (94.3%)
                       Biotechnology (35.8%)
  205,250              Affymetrix, Inc.* .................   $  5,570,485
  537,600              Amgen Inc.* .......................     27,396,096
  509,000              Amylin Pharmaceuticals, Inc.*.           8,724,260
  439,300              Array BioPharma Inc.* .............      1,959,278
  134,950              Biogen, Inc.* .....................      5,161,837
  842,100              Bruker Daltonics, Inc.* ...........      3,326,295
  494,750              Celgene Corp.* ....................     11,077,452
   58,750              Charles River Laboratories
                         International, Inc.* ............      1,749,575
  236,800              CV Therapeutics, Inc.* ............      3,978,240
  424,700              Exelixis, Inc.* ...................      2,743,562
  166,255              Genentech, Inc.* ..................      6,108,209
  151,300              Genzyme Corp. (General
                         Division)* ......................      4,896,068
  454,300              Gilead Sciences, Inc.* ............     15,855,070
   90,200              Human Genome Sciences,
                         Inc.* ...........................        635,008
  262,890              IDEC Pharmaceuticals Corp.*........      8,436,140
  272,850              ImClone Systems, Inc.* ............      2,526,591
  168,450              InterMune Inc.* ...................      2,973,142
  289,950              Isis Pharmaceuticals, Inc.* .......      1,736,800
  370,992              MedImmune, Inc.* ..................     11,051,852
  118,550              Neurocrine Biosciences, Inc.*.           5,141,514
  399,700              NPS Pharmaceuticals, Inc.* ........      8,905,316
  119,500              OSI Pharmaceuticals Inc.* .........      1,819,866
  208,700              Protein Design Labs, Inc.* ........      1,769,776
  518,900              Regeneron Pharmaceuticals,
                         Inc.* ...........................      9,718,997
   99,615              Scios, Inc.* ......................      3,267,372
  652,700              Telik, Inc.* ......................      7,349,402
  156,050              Transkaryotic Therapies,
                         Inc.* ...........................        764,645
  116,650              Trimeris, Inc.* ...................      4,930,796
  550,900              Tularik Inc.* .....................      2,258,690
   54,200              VaxGen, Inc.* .....................        777,228
  339,700              Vertex Pharmaceuticals, Inc.*......      4,701,448
                                                             ------------
                                                              177,311,010
                                                             ------------



      NUMBER OF
       SHARES                                                    VALUE
---------------------------------------------------------------------------
                       Hospital/Nursing
                       Management (4.5%)
  251,900              Community Health Care* ............   $  4,791,138
  170,000              HCA Inc. ..........................      7,265,800
   69,200              Tenet Healthcare Corp.* ...........      1,244,908
  185,400              Triad Hospitals, Inc.* ............      5,154,120
   87,600              Universal Health Services, Inc.
                         (Class B)* ......................      4,080,408
                                                             ------------
                                                               22,536,374
                                                             ------------
                       Managed Health Care (4.1%)
  312,900              Caremark Rx, Inc.* ................      6,132,840
  170,800              Mid Atlantic Medical Services,
                         Inc.* ...........................      5,878,936
   50,200              UnitedHealth Group Inc. ...........      4,412,580
  168,500              WellChoice, Inc.* .................      3,968,175
                                                             ------------
                                                               20,392,531
                                                             ------------
                       Medical Distributors (4.1%)
  133,000              AmerisourceBergen Corp. ...........      7,740,600
   64,362              Cardinal Health, Inc. .............      3,754,235
  315,050              McKesson Corp. ....................      8,956,872
                                                             ------------
                                                               20,451,707
                                                             ------------
                       Medical Specialties (7.2%)
   33,500              Alcon, Inc. (Switzerland)* ........      1,286,400
  100,000              Applera Corp. - Applied
                       Biosystems Group ..................      1,755,000
    9,100              Bard (C.R.), Inc. .................        515,788
  131,700              Cooper Companies, Inc.
                         (The) ...........................      3,372,837
   89,000              CTI Molecular Imaging, Inc.*.......      2,344,349
  379,134              Medtronic, Inc. ...................     17,030,699
  200,000              Thoratec Corp.* ...................      1,798,000
  121,800              Varian Medical Systems, Inc.*.           6,365,268
   33,840              Zimmer Holdings, Inc.* ............      1,387,440
                                                             ------------
                                                               35,855,781
                                                             ------------
                       Pharmaceuticals: Generic
                       Drugs (1.3%)
  179,400              Taro Pharmaceuticals
                         Industries Ltd. (Israel)* .......      6,305,910
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2003 (UNAUDITED) continued




      NUMBER OF
       SHARES                                                     VALUE
---------------------------------------------------------------------------
                       Pharmaceuticals: Major (25.8%)
    431,150            Abbott Laboratories ...............   $ 16,435,438
    357,350            Bristol-Myers Squibb Co. ..........      8,429,887
    155,700            GlaxoSmithKline PLC (ADR)
                         (United Kingdom) ................      6,034,932
    173,000            Johnson & Johnson .................      9,274,530
    129,750            Lilly (Eli) & Co. .................      7,816,140
    251,100            Merck & Co., Inc. .................     13,908,429
    131,500            Novartis AG (ADR)
                         (Switzerland) ...................      4,876,020
    591,268            Pfizer, Inc. ......................     17,950,896
    430,000            Pharmacia Corp. ...................     17,961,100
     46,500            Sanofi-Synthelabo S.A.
                         (France) ........................      2,435,511
    235,000            Schering-Plough Corp. .............      4,255,850
    478,500            Wyeth .............................     18,675,855
                                                             ------------
                                                              128,054,588
                                                             ------------
                       Pharmaceuticals: Other (5.4%)
    103,200            Allergan, Inc. ....................      6,261,144
    334,350            Allos Therapeutics Inc.* ..........      2,347,137
     15,900            Angiotech Pharmaceuticals,
                         Inc. (Canada)* ..................        581,940
     75,600            Forest Laboratories, Inc.* ........      3,912,300
    188,960            Inveresk Research Group Inc.*.           3,958,712
    266,100            Salix Pharmaceuticals, Ltd.*.......      1,468,872
    221,000            Shire Pharmaceuticals Group
                       PLC (ADR) (United
                         Kingdom)* .......................      3,741,530
    116,400            Teva Pharmaceutical Industries
                         Ltd. (ADR) (Israel) .............      4,469,760
                                                             ------------
                                                               26,741,395
                                                             ------------
                       Services to the Health Industry (4.7%)
    207,850            Accredo Health, Inc.* .............      7,796,454
    269,948            Laboratory Corp. of America
                         Holdings* .......................      7,221,109
     64,300            Quest Diagnostics Inc.* ...........      3,458,054
    499,200            Specialty Laboratories, Inc.*......      3,504,384
     44,250            Stericycle, Inc.* .................      1,499,633
                                                             ------------
                                                               23,479,634
                                                             ------------

      NUMBER OF
       SHARES                                                    VALUE
-----------------------------------------------------------------------------
                       Wholesale Distributors (1.4%)
    243,400            Fisher Scientific International,
                         Inc.* ...........................   $  7,034,260
                                                             ------------
                       Total Common Stocks
                         (Cost $452,178,038)..............    468,163,190
                                                             ------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Short-Term Investments (6.0%)
               Repurchase Agreements
$  28,971
               Joint repurchase agreement
                 1.33% due 02/03/03
                 (dated 01/31/03;
                 proceeds $28,974,211) (a)
                 (Cost $28,971,000)........   28,971,000
      746      The Bank of New York
                 1.188% due 02/03/03
                 (dated 01/31/03;
                 proceeds $746,156) (b)
                 (Cost $746,082)...........      746,082
                                              ------------
               Total Short-Term Investments
               (Cost $29,717,082)..........   29,717,082
                                              ------------


Total Investments
(Cost $481,895,120) (c).........   100.3%          497,880,272
Liabilities in Excess of Other
Assets .........................    (0.3)           (1,748,275)
                                   -----          ------------
Net Assets .....................   100.0%         $496,131,997
                                   =====          ============

---------------------------
ADR  American Depository Receipt.
 *    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b)  Collateralized by U.S. Treasury Note 1.15% due 06/19/03 valued at
     $761,005.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $70,830,040 and the aggregate gross unrealized depreciation is $54,844,888, resulting in net unrealized appreciation of $15,985,152.


                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL STATEMENTS



Statement of Assets and Liabilities
January 31, 2003 (unaudited)

Assets:
Investments in securities, at value
 (cost $481,895,120)..............................................    $ 497,880,272
Receivable for:
  Dividends ......................................................          315,053
  Shares of beneficial interest sold .............................          311,444
  Foreign withholding taxes reclaimed ............................           62,638
Prepaid expenses and other assets ................................           54,631
                                                                      -------------
  Total Assets ...................................................      498,624,038
                                                                      -------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed .........................          761,638
  Investments purchased ..........................................          746,043
  Investment management fee ......................................          434,445
  Distribution fee ...............................................          410,995
Accrued expenses and other payables ..............................          138,920
                                                                      -------------
  Total Liabilities ..............................................        2,492,041
                                                                      -------------
  Net Assets .....................................................    $ 496,131,997
                                                                      =============
Composition of Net Assets:
Paid-in-capital ..................................................    $ 514,806,865
Net unrealized appreciation ......................................       15,994,420
Accumulated net investment loss ..................................       (4,393,035)
Accumulated net realized loss ....................................      (30,276,253)
                                                                      -------------
  Net Assets .....................................................    $ 496,131,997
                                                                      =============
Class A Shares:
Net Assets .......................................................    $   9,761,178
Shares Outstanding (unlimited authorized, $.01 par value).........          687,659
  Net Asset Value Per Share ......................................           $14.19
                                                                             ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................           $14.98
                                                                             ======
Class B Shares:
Net Assets .......................................................    $ 446,590,741
Shares Outstanding (unlimited authorized, $.01 par value).........       33,090,756
  Net Asset Value Per Share ......................................           $13.50
                                                                             ======
Class C Shares:
Net Assets .......................................................    $  19,579,403
Shares Outstanding (unlimited authorized, $.01 par value).........        1,450,450
  Net Asset Value Per Share ......................................           $13.50
                                                                             ======
Class D Shares:
Net Assets .......................................................    $  20,200,675
Shares Outstanding (unlimited authorized, $.01 par value).........        1,403,640
  Net Asset Value Per Share ......................................           $14.39
                                                                             ======


                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL STATEMENTS continued



Statement of Operations
For the six months ended January 31, 2003 (unaudited)


Net Investment Loss:
Income
Dividends (net of $9,420 foreign withholding tax).........     $   1,366,203
Interest .................................................           267,204
                                                               -------------
  Total Income ...........................................         1,633,407
                                                               -------------
Expenses
Investment management fee ................................         2,694,035
Distribution fee (Class A shares) ........................            13,247
Distribution fee (Class B shares) ........................         2,443,418
Distribution fee (Class C shares) ........................           104,447
Transfer agent fees and expenses .........................           568,227
Shareholder reports and notices ..........................            44,324
Registration fees ........................................            43,707
Professional fees ........................................            27,540
Custodian fees ...........................................            20,253
Trustees' fees and expenses ..............................             9,583
Other ....................................................             8,495
                                                               -------------
  Total Expenses .........................................         5,977,276
                                                               -------------
  Net Investment Loss ....................................        (4,343,869)
                                                               -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ........................................         2,156,141
Net change in unrealized appreciation ....................       (22,666,123)
                                                               -------------
  Net Loss ...............................................       (20,509,982)
                                                               -------------
Net Decrease .............................................     $ (24,853,851)
                                                               =============



                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL STATEMENTS continued




Statement of Changes in Net Assets


                                                                                FOR THE SIX       FOR THE YEAR
                                                                               MONTHS ENDED          ENDED
                                                                             JANUARY 31, 2003    JULY 31, 2002
                                                                            ------------------ -----------------
                                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................   $  (4,343,869)    $  (10,810,365)
Net realized gain (loss) ..................................................       2,156,141        (11,353,293)
Net change in unrealized depreciation .....................................     (22,666,123)      (108,337,905)
                                                                              -------------     --------------
  Net Decrease ............................................................     (24,853,851)      (130,501,563)
                                                                              -------------     --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ............................................................         (35,573)          (150,654)
Class B shares ............................................................      (1,699,150)        (9,096,404)
Class C shares ............................................................         (74,766)          (337,319)
Class D shares ............................................................         (75,237)          (450,452)
                                                                              -------------     --------------
  Total Distributions .....................................................      (1,884,726)       (10,034,829)
                                                                              -------------     --------------
Net increase (decrease) from transactions in shares of beneficial interest      (40,873,417)        15,347,089
                                                                              -------------     --------------
  Net Decrease ............................................................     (67,611,994)      (125,189,303)
Net Assets:
Beginning of period .......................................................     563,743,991        688,933,294
                                                                              -------------     --------------
End of Period
(Including accumulated net investment losses of $4,393,035 and $49,166,
 respectively) ............................................................   $ 496,131,997     $  563,743,991
                                                                              =============     ==============










                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED)




1. Organization and Accounting Policies
Morgan Stanley Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued




C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued


income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.925% to the portion of daily net assets in excess of $1 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,954,082 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued


not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $530, $491,415 and $3,772, respectively and received $42,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003, aggregated $162,961,626 and $207,785,011, respectively. Included in the aforementioned are purchases with other Morgan Stanley funds of $640,088.

For the six months ended January 31, 2003, the Fund incurred brokerage commissions of $57,386 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At January 31, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 100,220 Class D shares of beneficial interest.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $9,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,165. At January 31, 2003, the Fund had an accrued pension liability of $50,112 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued


5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                   FOR THE SIX                      FOR THE YEAR
                                                  MONTHS ENDED                          ENDED
                                                JANUARY 31, 2003                    JULY 31, 2002
                                        --------------------------------- ---------------------------------
                                                   (unaudited)
                                             SHARES           AMOUNT            SHARES           AMOUNT
                                        --------------- -----------------  ---------------- ----------------
CLASS A SHARES
Sold ..................................       131,604     $   1,944,601           720,948    $   12,608,327
Reinvestment of distributions .........         2,359            34,478             8,044           146,158
Redeemed ..............................      (142,083)       (2,097,719)         (719,883)      (12,155,103)
                                             --------     -------------          --------    --------------
Net increase (decrease) - Class A .....        (8,120)         (118,640)            9,109           599,382
                                             --------     -------------          --------    --------------
CLASS B SHARES
Sold ..................................     2,001,346        28,301,076        10,367,754       175,136,618
Reinvestment of distributions .........       112,363         1,562,973           479,263         8,353,542
Redeemed ..............................    (4,940,266)      (69,151,164)      (11,513,517)     (183,209,448)
                                           ----------     -------------       -----------    --------------
Net increase (decrease) - Class B .....    (2,826,557)      (39,287,115)         (666,500)          280,712
                                           ----------     -------------       -----------    --------------
CLASS C SHARES
Sold ..................................       181,526         2,567,257           648,326        10,851,807
Reinvestment of distributions .........         5,062            70,454            18,449           321,562
Redeemed ..............................      (222,968)       (3,130,562)         (507,154)       (8,074,519)
                                           ----------     -------------       -----------    --------------
Net increase (decrease) - Class C .....       (36,380)         (492,851)          159,621         3,098,850
                                           ----------     -------------       -----------    --------------
CLASS D SHARES
Sold ..................................       414,644         6,369,790         1,671,059        29,051,831
Reinvestment of distributions .........         1,641            24,318             5,696           104,626
Redeemed ..............................      (476,400)       (7,368,919)       (1,013,163)      (17,788,312)
                                           ----------     -------------       -----------    --------------
Net increase (decrease) - Class D .....       (60,115)         (974,811)          663,592        11,368,145
                                           ----------     -------------       -----------    --------------
Net increase (decrease) in Fund .......    (2,931,172)    $ (40,873,417)          165,822    $   15,347,089
                                           ==========     =============       ===========    ==============

6. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $24,618,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2003 (UNAUDITED) continued


7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2003, there were no outstanding forward contracts.

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                   JANUARY 31, 2003
                                               ------------------------
                                                      (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .........           $14.88
                                                         -------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ....................            (0.07)
 Net realized and unrealized gain
  (loss) .....................................            (0.57)
                                                         -------
Total income (loss) from investment
 operations ..................................            (0.64)
                                                         -------
Less distributions from net realized
 gain ........................................            (0.05)
                                                         -------
Net asset value, end of period. ..............           $14.19
                                                         =======
Total Return+ ................................            (4.31)%(1)
Ratio to Average Net Assets:
Expenses .....................................             1.51%(2)(3)
Net investment loss ..........................            (0.91)%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...................................           $9,761
Portfolio turnover rate ......................               33%(1)



                                                                        FOR THE YEAR ENDED JULY 31
                                               -----------------------------------------------------------------------------------
                                                       2002             2001               2000               1999         1998
                                               ------------------- ------------------ ------------------ -------------  ----------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .........       $18.14            $19.81             $13.39             $15.31       $15.10
                                                     ------            ------             ------             ------       ------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ....................        (0.15)            (0.13)             (0.13)             (0.10)       (0.18)
 Net realized and unrealized gain
  (loss) .....................................        (2.87)             1.04               7.51               1.59         1.55
                                                    -------           -------             ------             ------       ------
Total income (loss) from investment
 operations ..................................        (3.02)             0.91               7.38               1.49         1.37
                                                    -------           -------             ------             ------       ------
Less distributions from net realized
 gain ........................................        (0.24)            (2.58)             (0.96)             (3.41)       (1.16)
                                                    -------           -------             ------             ------       ------
Net asset value, end of period. ..............       $14.88            $18.14             $19.81             $13.39       $15.31
                                                    =======           =======             ======             ======       ======
Total Return+ ................................       (16.88)%            3.65 %            58.44%             10.03%        9.94%
Ratio to Average Net Assets:
Expenses .....................................         1.44%(3)          1.35%(3)           1.45%(3)           1.47%(3)     1.51%
Net investment loss ..........................        (0.88)%(3)        (0.66)%(3)         (0.79)%(3)         (0.74)%(3)   (1.06)%

Supplemental Data:
Net assets, end of period, in
 thousands ...................................      $10,354           $12,455             $8,996               $707         $260
Portfolio turnover rate ......................           84%              145%               191%               148%         139%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS continued


                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                 JANUARY 31, 2003
                                             ------------------------
                                                    (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .......             $14.21
                                                         ------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...................              (0.12)
 Net realized and unrealized gain
  (loss) ...................................              (0.54)
                                                         ------
Total income (loss) from investment
 operations ................................              (0.66)
                                                         ------
Less distributions from net realized
 gain ......................................              (0.05)
                                                         ------
Net asset value, end of period .............             $13.50
                                                         ======
Total Return+ ..............................              (4.65)%(1)
Ratios to Average Net Assets:
Expenses ...................................               2.26%(2)(3)
Net investment loss ........................              (1.66)%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands .................................           $446,591
Portfolio turnover rate ....................                 33%(1)



                                                                     FOR THE YEAR ENDED JULY 31,
                                             --------------------------------------------------------------------------------------
                                                     2002               2001               2000               1999        1998
                                             ------------------- ------------------ ------------------ --------------- ------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .......        $17.46             $19.30             $13.17             $15.22        $15.10
                                                    ------             ------             ------             ------        ------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ..................         (0.27)             (0.27)             (0.24)             (0.21)        (0.31)
 Net realized and unrealized gain
  (loss) ...................................         (2.74)              1.01               7.33               1.57          1.59
                                                    ------             ------             ------             ------        ------
Total income (loss) from investment
 operations ................................         (3.01)              0.74               7.09               1.36          1.28
                                                    ------             ------             ------             ------        ------
Less distributions from net realized
 gain ......................................         (0.24)             (2.58)             (0.96)             (3.41)        (1.16)
                                                    ------             ------             ------             ------        ------
Net asset value, end of period .............        $14.21             $17.46             $19.30             $13.17        $15.22
                                                    ======             ======             ======             ======        ======
Total Return+ ..............................        (17.48)%             2.81%             57.16%              9.12%         9.33%
Ratios to Average Net Assets:
Expenses ...................................          2.20 %(3)          2.16%(3)           2.20%(3)           2.27%(3)      2.26%
Net investment loss ........................         (1.64)%(3)         (1.47)%(3)         (1.54)%(3)         (1.54)%(3)    (1.87)%

Supplemental Data:
Net assets, end of period, in
 thousands .................................      $510,208           $638,640           $519,365           $295,446      $355,416
Portfolio turnover rate ....................            84%               145%               191%               148%          139%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS continued


                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                   JANUARY 31, 2003
                                               ------------------------
                                                       (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .........           $14.21
                                                         ------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ....................            (0.12)
 Net realized and unrealized gain
  (loss) .....................................            (0.54)
                                                         ------
Total income (loss) from investment
 operations ..................................            (0.66)
                                                         ------
Less distributions from net realized
 gain ........................................            (0.05)
                                                         ------
Net asset value, end of period ...............           $13.50
                                                         ======
Total Return+ ................................            (4.79)%(1)
Ratios to Average Net Assets:
Expenses .....................................             2.26 %(2)(3)
Net investment loss ..........................            (1.66)%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...................................          $19,579
Portfolio turnover rate ......................               33%(1)



                                                                        FOR THE YEAR ENDED JULY 31
                                               -----------------------------------------------------------------------------------
                                                       2002               2001               2000               1999       1998
                                               ------------------- ------------------ ------------------ --------------  ---------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .........       $17.46              $19.30             $13.18           $15.23       $15.10
                                                     ------              -------            ------           ------       ------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ....................        (0.27)              (0.27)             (0.25)           (0.21)       (0.29)
 Net realized and unrealized gain
  (loss) .....................................        (2.74)               1.01               7.33             1.57         1.58
                                                     ------              ------             ------           ------       ------
Total income (loss) from investment
 operations ..................................        (3.01)               0.74               7.08             1.36         1.29
                                                     ------              ------             ------           ------       ------
Less distributions from net realized
 gain ........................................        (0.24)              (2.58)             (0.96)           (3.41)       (1.16)
                                                     ------              ------             ------           ------       ------
Net asset value, end of period ...............       $14.21              $17.46             $19.30           $13.18       $15.23
                                                     ======              ======             ======           ======       ======
Total Return+ ................................       (17.37)%              2.80%             57.04%            9.13%        9.40%
Ratios to Average Net Assets:
Expenses .....................................         2.20%(3)            2.16%(3)           2.20%(3)         2.27%(3)     2.27%
Net investment loss ..........................        (1.64)%(3)          (1.47)%(3)         (1.54)%(3)       (1.54)%(3)   (1.78)%

Supplemental Data:
Net assets, end of period, in
 thousands ...................................      $21,124             $23,178            $14,048           $1,562         $485
Portfolio turnover rate ......................           84%                145%               191%             148%         139%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS continued


                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                   JANUARY 31, 2003
                                               ------------------------
                                                      (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .........         $15.07
                                                       ------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ....................          (0.05)
 Net realized and unrealized gain
  (loss) .....................................          (0.58)
                                                       ------
Total income (loss) from investment
 operations ..................................          (0.63)
                                                       ------
Less distributions from net realized
 gain ........................................          (0.05)
                                                       ------
Net asset value, end of period ...............         $14.39
                                                       ======
Total Return+  ...............................          (4.19)%(1)
Ratios to Average Net Assets:
Expenses .....................................           1.26%(2)(3)
Net investment loss ..........................          (0.66)%(2)(3)

Supplemental Data:
Net assets, end of period, in
 thousands ...................................        $20,201
Portfolio turnover rate ......................             33%(1)



                                                                 FOR THE YEAR ENDED JULY 31
                                               ---------------------------------------------------------------------------------
                                                        2002                 2001                 2000        1999       1998
                                               --------------------- -------------------- ---------------  ----------  ---------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .........         $18.32             $19.96            $13.46          $15.35       $15.10
                                                       ------             ------            ------          ------       ------
Income (loss) from investment
 operations:
 Net investment loss[+/+] ....................          (0.11)             (0.09)            (0.10)          (0.09)       (0.14)
 Net realized and unrealized gain
  (loss) .....................................          (2.90)              1.03              7.56            1.61         1.55
                                                       ------             ------            ------          ------       ------
Total income (loss) from investment
 operations ..................................          (3.01)              0.94              7.46            1.52         1.41
                                                       ------             ------            ------          ------       ------
Less distributions from net realized
 gain ........................................          (0.24)             (2.58)            (0.96)          (3.41)       (1.16)
                                                       ------             ------            ------          ------       ------
Net asset value, end of period ...............         $15.07             $18.32            $19.96          $13.46       $15.35
                                                       ======             ======            ======          ======       ======
Total Return+  ...............................         (16.66)%             3.79%            58.74%          10.22 %      10.22%
Ratios to Average Net Assets:
Expenses .....................................           1.20%(3)           1.16% (3)         1.20%(3)        1.27%(3)     1.26%
Net investment loss ..........................          (0.64)% (3)        (0.47)% (3)       (0.54)% (3)     (0.54)% (3)  (0.79)%

Supplemental Data:
Net assets, end of period, in
 thousands ...................................        $22,058            $14,660            $3,260         $ 1,485      $ 1,244
Portfolio turnover rate ......................             84%               145%              191%            148%         139%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


Transfer Agent

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020





The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO OMITTED]



[MORGAN STANLEY LOGO OMITTED]

[GRAPHIC OMITTED]

MORGAN STANLEY
HEALTH SCIENCES TRUST














Semiannual Report
January 31, 2003